WARRANT LIABILITY (Details Narrative) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Shares trigger price	$ 10.20
Warrant [Member]
Shares trigger price	$ 18.00
Public Warrants [Member]
Class of warrant or right, minimum threshold written notice period for redemption of warrant	30 days
Warrants and rights outstanding term	5 years
Class of warrant or right redemption of warrants or rights stock price trigger	$ 18.00
Class of warrant or right redemption of warrants or rights stock price trigger	0.01
Shares trigger price	$ 10.00
Percentage of gross proceeds on total equity proceed	60.00%
Class of warrant or right adjustment of exercise price	115.00%
Class of warrant or right adjustment of exercise price	180.00%
Warrants or rights issued		11,500,000
Public Warrants [Member] | Common Class A [Member]
Shares trigger price	$ 9.20
Warrant [Member]
Warrants or rights issued	12,085,275	12,085,275
Placement Warrants [Member]
Warrants or rights issued		585,275